Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Carolyn E. Augur
Assistant Vice President
and Senior Counsel
Phone: 860-466-1111
Carolyn.Augur@LFG.com
VIA EDGAR

June 30, 2021

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:            Post-Effective Amendment No. 17 to the Registration Statement
on Form N-4 for Lincoln Life Variable Annuity Account N of
The Lincoln National Life Insurance Company (File No. 333-214143)

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life Variable Annuity Account N, we hereby file on EDGAR, under the Securities Act of 1933, a conformed electronic format copy of Post-Effective Amendment No. 17 to the above-referenced registration statement (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 for the purpose of expanding the availability of the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) living benefit rider.

The Company will submit, under separate cover, a request that the effective date of the Amendment be accelerated and that the amended Registration Statement be declared effective on or about August 20, 2021, or as soon as possible thereafter.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

/s/ Carolyn  Augur

Carolyn E. Augur